Subsequent events (Details Narrative) - shares			1 Months Ended
	Apr. 03, 2023	Sep. 01, 2021	May 31, 2024
Subsequent Event [Line Items]
Number of shares issued	549,451	2,900,000
Subsequent Event [Member] | Executive Employment Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued			480,000
Subsequent Event [Member] | Executive Employment Agreement [Member] | Fu Bin [Member]
Subsequent Event [Line Items]
Number of shares issued			240,000
Subsequent Event [Member] | Executive Employment Agreement [Member] | Dawei Chen [Member]
Subsequent Event [Line Items]
Number of shares issued			240,000